SUBSEQUENT EVENTS - Additional Information (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands		1 Months Ended			12 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Jan. 31, 2026	Oct. 31, 2025	Dec. 31, 2024
Interligação Elétrica Garanhuns S.A. - IE Garanhuns
SUBSEQUENT EVENTS
Percentage of shares in jointly controlled entities					49.00%
Non-adjusting events after reporting period | Interligação Elétrica do Madeira S.A. - IE Madeira
SUBSEQUENT EVENTS
Percentage of shares in jointly controlled entities		49.00%
Non-adjusting events after reporting period | Interligação Elétrica Garanhuns S.A. - IE Garanhuns
SUBSEQUENT EVENTS
Percentage of shares in jointly controlled entities	100.00%	51.00%
Class R Preferred Shares | Non-adjusting events after reporting period
SUBSEQUENT EVENTS
Redemption price per share (in real per share)			R$ 1,299,470
Payments for redemption of preferred shares			R$ 354,393
PREFERRED | Empresa Metropolitana de Águas e Energia S.A. - EMAE
SUBSEQUENT EVENTS
Disposal group price received per share (in real per share)				R$ 32.07
Consideration for the transfer				R$ 476,461
PREFERRED | Non-adjusting events after reporting period | Empresa Metropolitana de Águas e Energia S.A. - EMAE
SUBSEQUENT EVENTS
Disposal group price received per share (in real per share)			R$ 32.07
Consideration for the transfer			R$ 476,461